Share capital, additional paid-in capital, share premium and other reserves - Summary of authorised, issued and fully paid shares (Details) - shares shares in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital
Authorised shares	230,850	230,850	230,850
Issued and fully paid shares	62,713	62,713	62,713
Ordinary Class A shares
Disclosure of classes of share capital
Authorised shares	127,914	127,914	129,583
Issued and fully paid shares	10,414	10,414	12,083
Ordinary Class B shares
Disclosure of classes of share capital
Authorised shares	102,936	102,936	101,267
Issued and fully paid shares	52,299	52,299	50,630
Treasury shares	275	334